Employee Benefits and Private Pension Plan - Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of employee benefits [line items]
Total	R$ 272,867	R$ 249,815	R$ 237,523
Current	28,951	45,655
Non-current	243,916	204,160
Health and dental care plan [member]
Summary of employee benefits [line items]
Total	154,142	112,628
Indemnification of FGTS [member]
Summary of employee benefits [line items]
Total	66,309	83,781
Seniority bonus [member]
Summary of employee benefits [line items]
Total	34,485	37,397
Life insurance [member]
Summary of employee benefits [line items]
Total	R$ 17,931	R$ 16,009